CAPITALIZED COMPUTER SOFTWARE COSTS (Tables) - Capitalized computer software costs	12 Months Ended
Mar. 31, 2015
Other intangible assets
Summary of capitalized computer software costs

	Thousands of Yen
	2014	2015
Balance at beginning of year	¥1,319,791	¥1,590,143
Costs capitalized during year	409,702	333,561
Acquisition of TechLaw	—	3,063
Disposal	(140,010)	—
Foreign currency translation adjustments	660	1,339

Balance at end of year	1,590,143	1,928,106
Accumulated amortization, end of year	(661,115)	(965,882)

Capitalized computer software costs—net	¥929,028	¥962,224

Schedule of estimated amortization of capitalized computer software costs for the next five years
Years ending March 31	Thousands of Yen
2016	¥306,626
2017	263,591
2018	178,590
2019	94,205
2020	26,228